Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount
Total Fee Amount	2,348.00
Total Offset Amount
Net Fee	$ 2,348.00